Document And Entity Information	12 Months Ended
Dec. 31, 2024 shares
Document And Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	0-30070
Entity Registrant Name	AUDIOCODES LTD
Entity Incorporation, State or Country Code	IL
Entity Address, Address Line One	6 Ofra Haza Street
Entity Address, Address Line Two	Park Naimi Building A,
Entity Address, City or Town	Or Yehuda
Entity Address, Postal Zip Code	6032303
Entity Address, Country	IL
Title of 12(b) Security	Ordinary Shares, nominal value NIS 0.01 per share
Trading Symbol	AUDC
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	29,679,755
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001086434
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	KOST FORER GABBAY & KASIERER
Auditor Firm ID	1281
Auditor Location	Israel
Business Contact
Document And Entity Information
Contact Personnel Name	Shabtai Adlersberg
City Area Code	972-3
Local Phone Number	976-4105
Entity Address, Address Line One	6 Ofra Haza Street
Entity Address, Address Line Two	Park Naimi Building A
Entity Address, City or Town	Or Yehuda
Entity Address, Postal Zip Code	6032303
Entity Address, Country	IL